Share-based payments (Details 5)		12 Months Ended
	Sep. 26, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Opening balance		1,341,682	6,329,187	6,972,978
Number of options, Granted during the year		0	8,630,671	0
Number of options, Forfeited and expired during the year		(217,450)	(1,426,246)	(146,700)
Number of options, Exercised during the year		(505,290)	(770,976)	(497,091)
Number of options, Closing balance		472,728	1,341,682	6,329,187
Number of options, Exercisable at the end of the year		390,000	1,043,802	5,183,587
SISL Employee Stock Option Plan 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, Opening balance		0	0
Number of options, Granted during the year	30,000,000	18,790,000	0
Number of options, Forfeited and expired during the year		0	0
Number of options, Exercised during the year		0	0
Number of options, Closing balance		18,790,000	0	0
Number of options, Exercisable at the end of the year		0	0